Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2010	Sep. 30, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Sep. 30, 2013 Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Sep. 30, 2013 Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Sep. 30, 2013 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market deposit account		$ 872	$ 871	$ 75,867	$ 872	$ 871	$ 75,867
Interest rate swap agreement	$ 1,500	$ 26	$ 85	$ 183				$ 26	$ 85	$ 183